GMO Power Infrastructure ETF Expense Example - GMO Power Infrastructure ETF - Power Infrastructure ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 192